Average Annual Total Returns - Retail - Vanguard Intermediate-Term Treasury Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	Investor Shares Return After Taxes on Distributions 1 Year	Investor Shares Return After Taxes on Distributions 5 Years	Investor Shares Return After Taxes on Distributions 10 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares 10 Years	Bloomberg Barclays U.S. 5-10 Year Treasury Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. 5-10 Year Treasury Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays U.S. 5-10 Year Treasury Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	8.21%	3.61%	3.28%	6.30%	2.48%	2.22%	5.01%	2.30%	2.15%	8.32%	3.71%	3.39%	9.09%	4.17%	4.05%	7.51%	4.44%	3.84%